March 14, 2014

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)

 consisting of the following new series and classes:

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement 2060 Fund-Advisor Class

T. Rowe Price Retirement 2060 Fund-R Class

T. Rowe Price Target Retirement 2060 Fund

T. Rowe Price Target Retirement 2060 Fund-Advisor Class

File Nos.: 333-92380/811-21149

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 30 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of two (2) new series and three (3) new classes of common stock to be designated the: T. Rowe Price Retirement 2060 Fund, T. Rowe Price Retirement 2060 Fund-Advisor Class, T. Rowe Price Retirement 2060-R Class Fund, T. Rowe Price Target Retirement 2060 Fund, and T. Rowe Price Target Retirement 2060 Fund-Advisor Class.

The Amendment contains five prospectuses. The new series and classes have been added to the existing prospectuses that cover all funds registered under the Registrant. No changes have been made to any disclosures affecting those funds, other than to add the financial highlights table for the T. Rowe Price Target Retirement Funds that recently incepted.

We have not yet obtained NASDAQ ticker symbols, however, once they are received, they will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and new classes.

The filing is scheduled to go effective on May 28, 2014.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire